Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Segment Revenues and Results	Segment revenues and results
	Revenue			Net profit
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	RM	RM	RM

Business strategy consultancy	27,308,368	17,681,457	67,252,153	11,425,338	4,695,816	21,908,118
Technology development, solutions and consultancy	19,425,038	17,505,200	20,525,915	15,737,127	8,450,724	9,918,688
Interest income	-	-	1,897,005	-	-	1,036,516
Others	741,636	383,225	1,123,071	325,679	744,482	335,203
Total	47,475,042	35,569,882	90,798,144	27,488,144	13,891,022	33,198,525
Other gains and losses				(324,944)	(115,972)	(517,819)
Interest income				1,571	49	7,323
Finance cost				(106,473)	(51,104)	(92,587)
Profit before income tax				27,058,298	13,723,995	32,595,442
Income tax (expense)/credit				(7,120,480)	6,590,981	619,698
Profit for the year				19,937,818	20,314,976	33,215,140

Schedule of Segment Assets	Segment assets
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM

Business strategy consultancy	2,586,832	19,043,436	56,519,511
Technology development, solutions and consultancy	3,606,903	1,175,112	15,496,175
Interest income	-	-	38,007,733
Investments and others	37,251,225	12,962,743	8,024,218
	43,444,960	33,181,291	118,047,637
Unallocated assets	669,843	8,642,813	-
Consolidated total assets	44,114,803	41,824,104	118,047,637